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                 [AUSA Life Insurance Company, Inc. Letterhead]

September 6, 2002

VIA EDGAR

_______________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA BNY
     File No. 811-08750, CIK 0000929519
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA BNY, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Janus Aspen Series, MFS(R) Variable Insurance Trust(SM) and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..  On August 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);
..  On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);
..  On August 19, 2002, Alliance Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);
..  On August 21, 2002, Janus Aspen Series filed its semi-annual report with the
   Commission via EDGAR (CIK: 0000906185);
..  On August 19, 2002, MFS(R) Variable Insurance Trust(SM) filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);
..  On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);
.. On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and

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Securities and Exchange Commission
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September 6, 2002

..   On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

AUSA Life Insurance Company, Inc.

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group